Stock-Based Compensation - CIE Stock Option Grants and Exercises (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		0
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			377	10,350	1,135
Weighted Average Grant-Date Fair Value per share (1)	[1]		$ 5,404.93	$ 4,670.27	$ 4,717.02
Weighted Average Exercise Price per Share (1)			$ 19,166.18	$ 15,352.49	$ 9,976.43
Number of options exercised			909	1,984	3,822
Cash received for options exercised			$ 2	$ 5	$ 6
Aggregate intrinsic value of options exercised			$ 13	$ 21	$ 27

[1]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.